Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 338	$ 508,872	$ 68,224	$ (4,223,792)	$ (3,646,358)
Beginning balance, shares at Dec. 31, 2019	3,375,000
Net loss				(1,147,863)	(1,147,863)
Foreign currency translation adjustment			63,637		63,637
Ending balance, value at Dec. 31, 2020	$ 338	508,872	131,861	(5,371,655)	(4,730,584)
Ending balance, shares at Dec. 31, 2020	3,375,000
Relative fair value of warrants issued in connection with debt		42,764			42,764
Stock-based compensation		4,247			4,247
Stock based compensation, shares
Net loss				(1,016,655)	(1,016,655)
Foreign currency translation adjustment			(9,170)		(9,170)
Ending balance, value at Mar. 31, 2021	$ 338	555,883	122,691	(6,388,310)	(5,709,398)
Ending balance, shares at Mar. 31, 2021	3,375,000
Beginning balance, value at Dec. 31, 2020	$ 338	508,872	131,861	(5,371,655)	(4,730,584)
Beginning balance, shares at Dec. 31, 2020	3,375,000
Shares issued for cash proceeds, net of offering costs	$ 420	18,648,514			18,648,934
Shares issued for cash proceeds, net of offering costs, shares	4,200,000
Shares issued for conversion of convertible notes payable, related accrued interest, and settlement of derivative liability	$ 563	28,167,882			28,168,445
Shares issued for conversion of convertible notes payable and related accrued interest, shares	5,633,689
Relative fair value of warrants issued in connection with debt		74,603			74,603
Stock-based compensation	$ 2	218,981			218,983
Stock based compensation, shares	20,000
Net loss				(24,383,879)	(24,383,879)
Foreign currency translation adjustment			(6,453)		(6,453)
Ending balance, value at Dec. 31, 2021	$ 1,323	47,618,852	125,408	(29,755,534)	17,990,049
Ending balance, shares at Dec. 31, 2021	13,228,689
Shares issued for cash proceeds, net of offering costs	$ 63	2,913,687			2,913,750
Shares issued for cash proceeds, net of offering costs, shares	630,000
Stock-based compensation		65,074			65,074
Stock based compensation, shares
Net loss				(1,332,048)	(1,332,048)
Foreign currency translation adjustment			15,587		15,587
Ending balance, value at Mar. 31, 2022	$ 1,386	$ 50,597,613	$ 140,995	$ (31,087,582)	$ 19,652,412
Ending balance, shares at Mar. 31, 2022	13,858,689